Short Term Bank Loans	12 Months Ended
Dec. 31, 2024
Short Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS

7. SHORT-TERM BANK LOANS

Short-term bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:

	As of
	December 31, 2023	December 31, 2024
Beijing Rural Commercial Bank(a)	$—	$136,999
Bank of Nanjing(b)	—	110,970
Total	$—	$247,969

(a)	On March 22, 2024, the Company entered into a loan agreement with Beijing Rural Commercial Bank to obtain a loan of $136,999 (or RMB1,000,000) for the period from March 22, 2024 to March 22, 2025 with an annual interest rate of 4.95%. The Company is required to make monthly interest payment with principal due at maturity. Mr. Pengfei Zhang, a Director of the Company, guaranteed the repayment of these loans.
(b)	On April 16, 2024, the Company entered into a loan agreement with Bank of Nanjing to obtain a loan of $110,970 (or RMB810,000) for the period from April 28, 2024 to April 15, 2025 with an annual interest rate of 5.3%. The Company is required to make monthly interest payment with principal due at maturity. Mr. Jianfei Zhang, the Chairman of the Board of Directors and Chief Executive Officer of the Company, together with Mr. Pengfei Zhang, a Director of the Company, guaranteed the repayment of these loans.